Advances to and Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2013
Investment In Affiliates [Abstract]
Schedule Of Aggregated Selected Balance Sheet And Income Statement Data For Our Unconsolidated Affiliates
Summarized Financial Information
The following tables present aggregated selected balance sheet and income statement data for our unconsolidated affiliates, including AmeriGas, Citrus, FEP, HPC and MEP (on a 100% basis for all periods presented).

	December 31,
	2013	2012
Current assets	$1,028	$945
Property, plant and equipment, net	10,778	10,979
Other assets	2,664	2,677
Total assets	$14,470	$14,601

Current liabilities	$1,039	$1,662
Non-current liabilities	8,139	7,024
Equity	5,292	5,915
Total liabilities and equity	$14,470	$14,601

	Years Ended December 31,
	2013	2012	2011
Revenue	$4,695	$4,492	$3,784
Operating income	1,197	863	928
Net income	699	491	536
In addition to the equity method investments described above our subsidiaries have other equity method investments which are not significant to our consolidated financial statements.